Sales - Customer contract net assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Customer contract net assets	€ 740	€ 709	€ 771	€ 784
Total customer contract net assets	1,460	1,236	1,209
Prepaid telephone cards	(186)	(197)	(212)
Connection fees	(563)	(589)	(665)
Loyalty programs	(29)	(25)	(38)
Other deferred revenue	(1,717)	(1,158)	(1,163)
Other customer contract liabilities	(17)	(15)	(15)
Customer contract liabilities	(2,512)	(1,984)	(2,093)	(2,002)
Total customer contract net assets and liabilities	(1,052)	(748)	(884)
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers	294	262	258	233
Costs to fulfil contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers	€ 426	€ 265	€ 181	€ 149